Debt - Summarized Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Senior Secured Revolving Credit Facility	$ 30.0	$ 20.0
Senior Secured Term Loan Facility	287.3	288.0
Senior Notes	400.0	400.0
Capital lease obligations	0.1	0.2
Economic development loan	0.3	0.3
Unamortized original issue discount	(0.2)	(0.3)
Total	717.5	708.2
Less:
Current maturities	33.2	23.2
Long-term debt	684.3	685.0
Total	$ 717.5	$ 708.2